Financial instruments (Schedule of foreign currency risk) (Details) - Currency risk [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
USD / CAD exchange rate [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Sensitivity analysis, variance, percentage	10.00%	10.00%
Effect of variance increase on after-tax profit	$ 3.4	$ 5.0
Effect of variance decrease on after-tax profit	$ (4.1)	$ (6.0)
USD / PEN exchange rate [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Sensitivity analysis, variance, percentage	10.00%	10.00%
Effect of variance increase on after-tax profit	$ 0.8	$ 1.5
Effect of variance decrease on after-tax profit	$ (1.0)	$ (1.8)